Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstact]
Schedule of Changes in Goodwill

Net book value
Balance at December 31, 2022	67,260
Acquisitions through business combinations (note 5(a))	81,022
Impairment	(29,000)
Balance at December 31, 2023	119,282
Acquisitions through business combinations (note 5(c))	4,966
Balance at December 31, 2024	124,248

Schedule of Impairment Testing Goodwill

For the purpose of impairment testing, goodwill has been allocated as follows:

	December 31, 2024	December 31, 2023
Liquor retail	24,338	24,338
Cannabis retail	47,888	38,624
Cannabis retail franchise group	—	4,298
Cannabis operations - manufacturing	52,022	52,022
	124,248	119,282